Net interest income	6 Months Ended
Jun. 30, 2013
Net interest income
Note 6 Net interest income

in	6M13	6M12
Net interest income (CHF million)
Loans	2,137	2,171
Investment securities	16	36
Trading assets	6,130	7,088
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,376	1,558
Other	1,113	1,208
Interest and dividend income	10,772	12,061
Deposits	(506)	(730)
Short-term borrowings	(33)	(36)
Trading liabilities	(3,098)	(4,552)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(733)	(897)
Long-term debt	(2,003)	(2,417)
Other	(121)	(153)
Interest expense	(6,494)	(8,785)
Net interest income	4,278	3,276